Related Parties (Details) - Cukierman & Co. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Success fee related to private placement
Retainer fee			12
Total			$ 12